Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000804239_SupplementTextBlock

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Large Cap Fund
(the "Fund")

Supplement dated April 1, 2014
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2014

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	SIMT TAX-MANAGED LARGE CAP FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Change in Performance Information for the Tax-Managed Large Cap Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the table under the heading "Average Annual Total Returns (for the periods ended December 31, 2013)," in the "Performance Information" section of the Fund Summary for the Tax-Managed Large Cap Fund, the row related to "Return After Taxes on Distributions" is hereby deleted and replaced with the following:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	There are no other changes in the performance information of the Tax-Managed Large Cap Fund. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SIMT TAX-MANAGED LARGE CAP FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 05, 1998
SIMT TAX-MANAGED LARGE CAP FUND - CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	18.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.75%